Goodwill and Intangible Assets, Net	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets, Net
Goodwill and Intangible Assets, Net

Note 6

Goodwill and Intangible Assets, Net

Goodwill and intangible assets relate to the 2005 acquisition of Daily’s, a bacon processor located in the western United States, and the related subsequent repurchase of a non-controlling interest of Seaboard Foods LLC in the Pork segment.

The following table is a summary of intangible assets at the end of each year:

	December 31,
(Thousands of dollars)	2011	2010
Intangibles subject to amortization:
Gross carrying amount customer relationships	$9,045	$9,045
Accumulated amortization customer relationships	(6,549)	(6,299)
Intangibles subject to amortization, net	2,496	2,746
Intangibles not subject to amortization:
Carrying amount-trade names and registered trademarks	17,000	17,000
Total intangible assets, net	$19,496	$19,746

The amortization expense of amortizable intangible assets for the years ended December 31, 2011, 2010 and 2009 was $250,000, $930,000 and $1,610,000, respectively. Amortization expense for the five succeeding years is $250,000 each year.